GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	5 years		5 years
Amortization of intangible assets			$ 57,845
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 119,233	$ 8,317	$ 57,845	$ 0